Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income before attribution of noncontrolling interests		¥ 318,715	¥ 737,605	¥ 1,253,996
Other comprehensive income (loss), net of tax (Note 20):
Net unrealized gains on investment securities	[1]	23,619	88,180	230,308
Net debt valuation adjustments		54,172	9,729	(2,178)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges		10,642	(4,890)	(7,025)
Defined benefit plans (Note 13)		(131,523)	(88,940)	109,838
Foreign currency translation adjustments		(81,065)	(42,212)	(104,778)
Total		(124,155)	(38,133)	226,165
Comprehensive income		194,560	699,472	1,480,161
Net income attributable to noncontrolling interests		12,760	18,960	25,836
Other comprehensive income attributable to noncontrolling interests		11,993	21,209	1,320
Comprehensive income attributable to Mitsubishi UFJ Financial Group		¥ 169,807	¥ 659,303	¥ 1,453,005

[1]	Included unrealized gains (losses) related to only debt securities for the fiscal year ended March 31, 2019 and 2020.